Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Current assets:
Cash	$ 4,024,315	$ 1,350,580	$ 3,713	$ 1,563
Accounts receivable	16,187	0
Prepaid expenses	40,119	1,667	0	0
Total current assets	4,080,621	1,352,247	3,713	1,563
Property and Equipment, net	1,521,298	0
Goodwill	3,240,000	0
Intangible assets, net	144,265	45,515
Other assets			2,692	2,850
Total assets	8,986,184	1,397,762	6,405	4,413
Current liabilities:
Accounts payable	738,574	139,083	8,799	11,799
Accounts payable - related party		80,018	0	0
Current portion of long term debt - related party		0	100,000	100,000
Accrued interest payable-current portion		0	11,137	10,627
Other current liabilities	12,110	0
Total current liabilities	750,684	219,101	119,936	122,426
Long term liabilities:
Note payable	1,333,334	1,282	0	0
Note payable - related party		0	41,000	33,000
Accrued interest payable - related party	0	5,508	1,865	1,656
Deferred tax liability	260,130	78,430	0	0
Total long term liabilities	1,593,464	85,220	42,865	34,656
Total liabilities	2,344,148	304,321	162,801	157,082
Commitments and Contingencies
Stockholders' equity:
Preferred stock	0	0	0	0
Common stock			5,500	5,500
Additional Paid in Capital	8,051,924	1,534,015	64,500	64,500
Subscriptions receivable	(51,000)	(1,000)	(5,000)	(5,000)
Accumulated deficit	(1,368,869)	(445,974)	(221,396)	(217,669)
Total stockholders' equity	6,642,036	1,093,441	(156,396)	(152,669)
Total liabilities and stockholders' equity	8,986,184	1,397,762	$ 6,405	$ 4,413
Class A Common Stock
Stockholders' equity:
Common stock	1,000	0
Class B Common Stock
Stockholders' equity:
Common stock	$ 8,981	$ 6,400